Note 12 - Lease (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Operating Lease, Supplement Balance Sheet Information [Table Text Block]
	As of December 31,
	2019	2020
	$	$

Operating lease right-of-use assets	2,538	2,174

Current portion of operating lease liabilities	537	787
Operating lease liabilities	1,935	1,359
Total lease liabilities	2,472	2,146

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
$

Year ending December 31, 2021	972
Year ending December 31, 2022	792
Year ending December 31, 2023	708
Total lease payment	2,472
Less imputed interest	(326)

Present value of lease liabilities	2,146

Lease, Cost [Table Text Block]
	Year ended December 31,
	2019	2020
	$	$

Operating cash flows used in operating lease	863	840
	As of December 31,
	2019	2020

Weighted average remaining lease term (years)	4.00	2.87
Weighted average discount rate	8.4%	8.9%